SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of transactions between company and subsidiary

	Place of	Proportion of
Name of subsidiary	incorporation	ownership interest	Principal activity
Austin American Corporation (“Austin NV”)	Nevada, USA	100%	Holds interests in exploration projects

		Proportion of
	Place of	Ownership
Name of Subsidiary	Incorporation	Interest	Principal Activity
Austin American Corporation	Nevada, United States	100%	Exploration company